Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital £ million	Share premium £ million	Other reserves £ million	Own shares £ million	Other retained earnings £ million	Total retained earnings £ million	Equity attributable to parent company shareholders £ million	Non-controlling interests £ million
Beginning balance at Jun. 30, 2019	£ 10,156	£ 753	£ 1,350	£ 2,372	£ (2,026)	£ 5,912	£ 3,886	£ 8,361	£ 1,795
Profit for the period	1,934					1,865	1,865	1,865	69
Other comprehensive loss	(645)			(452)		(93)	(93)	(545)	(100)
Total comprehensive (loss)/income	1,289			(452)		1,772	1,772	1,320	(31)
Employee share schemes	39				74	(35)	39	39
Share-based incentive plans	23					23	23	23
Share-based incentive plans in respect of associates	1					1	1	1
Shares issued	1		1					1
Purchase of non-controlling interests	(25)					(15)	(15)	(15)	(10)
Non-controlling interest in respect of new subsidiary	5								5
Change in fair value of put option	(1)					(1)	(1)	(1)
Share buyback programme	(1,200)	(10)		10		(1,200)	(1,200)	(1,200)
Dividends paid	(1,058)					(1,006)	(1,006)	(1,006)	(52)
Ending balance at Dec. 31, 2019	9,230	743	1,351	1,930	(1,952)	5,451	3,499	7,523	1,707
Beginning balance at Jun. 30, 2020	8,440	742	1,351	2,272	(1,936)	4,343	2,407	6,772	1,668
Profit for the period	1,661					1,580	1,580	1,580	81
Other comprehensive loss	(701)			(437)		(126)	(126)	(563)	(138)
Total comprehensive (loss)/income	960			(437)		1,454	1,454	1,017	(57)
Employee share schemes	21				41	(20)	21	21
Share-based incentive plans	17					17	17	17
Share-based incentive plans in respect of associates	(1)					(1)	(1)	(1)
Purchase of non-controlling interests	(42)					(15)	(15)	(15)	(27)
Change in fair value of put option	(1)					(1)	(1)	(1)
Dividends declared	(1,016)					(992)	(992)	(992)	(24)
Ending balance at Dec. 31, 2020	£ 8,378	£ 742	£ 1,351	£ 1,835	£ (1,895)	£ 4,785	£ 2,890	£ 6,818	£ 1,560